Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Current Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Accounts Payable and Accrued Liabilities, Current [Abstract]
Amounts due to third-parties	¥ 33,321	$ 5,229	¥ 26,645
Income tax payables	7,599	1,192	12,292
Other tax payables	25,427	3,990	5,099
Salary and welfare payables	22,114	3,470	18,497
Deposits received from ride-hailing drivers	5,654	887	13,165
Purchase consideration payable	16,002	2,511	23,580
Others	10,854	1,704	6,466
Total	¥ 120,971	$ 18,983	¥ 105,744